Summary of Significant Accounting Policies - Concentration of Credit Risk and Other Risks and Uncertainties (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue Benchmark | Geographic Concentration Risk | Non-US
Concentration Risk [Line Items]
Concentration risk, percentage	61.00%	38.00%
Revenue Benchmark | Customer Concentration Risk | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	22.00%	27.00%
Revenue Benchmark | Customer Concentration Risk | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	15.00%
Revenue Benchmark | Customer Concentration Risk | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage	7.00%	12.00%
Accounts Receivable | Geographic Concentration Risk | Non-US
Concentration Risk [Line Items]
Concentration risk, percentage	35.00%	35.00%